Notes Payable (Details)	Sep. 30, 2015 USD ($)
Debt Instrument [Line Items]
Total	$ 76,100
Less current portion	(54,600)
Long-term portion	21,500
Note payable [Member]
Debt Instrument [Line Items]
Total	20,000
Note payable [Member]
Debt Instrument [Line Items]
Total	27,500
Note payable [Member]
Debt Instrument [Line Items]
Total	$ 28,600